February 4, 2010

ADVANTAGE FUNDS, INC.
-DREYFUS EMERGING LEADERS FUND

Supplement to Prospectus
dated January 1, 2010

     Effective February 8, 2010, the following information supersedes and replaces any contrary information contained in the sections of the fund’s Prospectus entitled “Fund Summary-Portfolio Management” and “Fund Details-Management”:

     David A. Daglio serves as the fund’s primary portfolio manager, a position he has held since February 2010. Mr. Daglio has been employed by Dreyfus since April 2001. He also is a senior vice president at The Boston Company Asset Management, LLC, a Dreyfus affiliate, where he has been employed since 1998.

     Effective February 8, 2010, the following information supersedes and replaces any contrary information contained in the section of the fund’s Prospectus entitled “Fund Summary-Principal Investment Strategy” and the third paragraph in the section of the fund’s Prospectus entitled “Fund Details-Goal and Approach”:

     Stocks are selected for the fund’s portfolio based primarily on bottom-up fundamental analysis. The fund’s portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation trigger. Intrinsic value is based on the combination of the valuation assessment of the company’s operating divisions with the firm’s economic balance sheet. Mid-cycle estimates, growth prospects and competitive advantages are some of the factors used in the valuation assessment. A company’s stated and hidden liabilities and assets are included in the portfolio managers’ economic balance sheet calculation. Sector overweights and underweights are a function of the relative attractiveness of securities within the fund’s investable universe. The fund’s portfolio managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the fund’s portfolio to reflect new developments.

     In general, the fund’s portfolio managers seek exposure to securities and sectors that are perceived to be attractive from a valuation and fundamental standpoint. The fund’s sector weightings and risk characteristics are a result of bottom-up fundamental analysis and may vary from those of the Russell 2000 Index, the fund’s benchmark, at any given time. The Russell 2000 Index is an unmanaged index that measures the performance of the small capitalization sector of the U.S. equity market.

     The fund may invest in exchange traded funds (ETFs) and similarly structured pooled investments in order to provide exposure to certain equity markets.

(Continued on Reverse Side)

     The fund typically sells a stock when it approaches intrinsic value, a significant deterioration of fundamental expectations develops, the revaluation catalyst becomes impaired or a better risk/reward opportunity is presented in the marketplace.

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     Effective February 8, 2010, the following information supplements the information contained in the section of the fund’s Prospectus entitled “Fund Details-Investment Risks”:

     ETF risk. ETFs typically trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

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     Dreyfus anticipates that implementation of the investment process to be used by the new portfolio managers, including to transition the fund's portfolio, will result in higher portfolio turnover for the fund, which will produce transaction costs. The fund will seek to dispose of portfolio securities in connection with the transaction in a manner designed to minimize these costs to the extent possible, consistent with best execution. However, such turnover could result in higher taxable distributions to shareholders and lower the the fund's after-tax performance.

0259S0210

February 4, 2010

ADVANTAGE FUNDS, INC.

-DREYFUS SMALL COMPANY VALUE FUND

Supplement to Prospectus
dated January 1, 2010

     Effective February 8, 2010, the fund’s name will be changed to “Dreyfus Opportunistic Small Cap Fund”.

     Effective February 8, 2010, the following information supersedes and replaces any contrary information contained in the section of the fund’s Prospectus entitled “Fund Summary-Principal Investment Strategy” and the second paragraph and first sentence of the third paragraph in the section of the fund’s Prospectus entitled “Fund Details-Goal and Approach”:

     Stocks are selected for the fund’s portfolio based primarily on bottom-up fundamental analysis. The fund’s portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation trigger. Intrinsic value is based on the combination of the valuation assessment of the company’s operating divisions with the firm’s economic balance sheet. Mid-cycle estimates, growth prospects and competitive advantages are some of the factors used in the valuation assessment. A company’s stated and hidden liabilities and assets are included in the portfolio managers’ economic balance sheet calculation. Sector overweights and underweights are a function of the relative attractiveness of securities within the fund’s investable universe. The fund’s portfolio managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the fund’s portfolio to reflect new developments.

     In general, the fund’s portfolio managers seek exposure to securities and sectors that are perceived to be attractive from a valuation and fundamental standpoint. The fund’s sector weightings and risk characteristics are a result of bottom-up fundamental analysis and may vary from those of the Russell 2000 Index, the fund’s benchmark, at any given time. The Russell 2000 Index is an unmanaged index that measures the performance of the small capitalization sector of the U.S. equity market.

     The fund may invest in exchange traded funds (ETFs) and similarly structured pooled investments in order to provide exposure to certain equity markets.

     The fund typically sells a stock when it approaches intrinsic value, a significant deterioration of fundamental expectations develops, the revaluation catalyst becomes impaired or a better risk/reward opportunity is presented in the marketplace.

(Continued on Reverse Side)

     Effective February 8, 2010, the following information supplements and supersedes and replaces any contrary information contained in the sections of the fund’s Prospectus entitled “Fund Summary-Principal Risks” and “Fund Details-Investment Risks”:

     Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

     ETF risk. ETFs typically trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

     Effective February 8, 2010, the following information supersedes and replaces any contrary information contained in the fund’s Prospectus:

The fund’s benchmark is the Russell 2000 Index.

     Effective on or about April 19, 2010, the following information supersedes and replaces any contrary information contained in the section of the fund’s Prospectus entitled “Fund Summary-Principal Investment Strategy” and the second and third sentences of the first paragraph in the section of the fund’s Prospectus entitled “Fund Details-Goal and Approach”:

     To pursue this goal, the fund normally invests at least 80% of its assets in the stocks of small-cap companies.The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000 Index at the time of purchase. As of December 31, 2009, the market capitalization range of companies in the Russell 2000 Index was between $13 million and $5 billion. Because the fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the fund’s holdings can have market capitalizations outside the range of the Russell 2000 Index at any given time.

0253S0210

February 4, 2010

Advantage Funds, Inc.
-Dreyfus Emerging Leaders Fund

Supplement to Statement of Additional Information (the “SAI”)
dated January 1, 2010

     Effective February 8, 2010, the following information supersedes and replaces any contrary information contained in the section of the Fund’s SAI entitled “Management Arrangements-Portfolio Management”:

     David A. Daglio serves as the Fund’s primary portfolio manager. James Boyd, Mark P. Dishop and Dale Dutile are additional portfolio managers of the Fund.

February 4, 2010

Advantage Funds, Inc.
-Dreyfus Small Company Value Fund

Supplement to Statement of Additional Information (the “SAI”)
dated January 1, 2010

Effective February 8, 2010, the Fund’s name will be
changed to “Dreyfus Opportunistic Small Cap Fund”.

     Effective on or about April 19, 2010, the following information supersedes and replaces the third sentence of the first paragraph in the section of the Fund’s SAI entitled “Description of the Company and Funds-Investment Restrictions”:

     Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks (or other instruments with similar economic characteristics) of small-cap companies.